Income Tax - Schedule of Income (Loss) Before Provision For Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign components
Total	$ (15,211,452)	$ (5,177,816)	$ 5,993,920
Hong Kong [Member]
Domestic component
Domestic component	347,556
BVI [Member]
Foreign components
Foreign components	(29,613)
Cayman [Member]
Foreign components
Foreign components	$ (15,529,395)